Finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest on loans	$ 41,939,489	$ 44,335,420	$ 44,852,043
Loan prepayment fees	2,321,901	1,971,555	1,544,113
Total	$ 44,261,390	$ 46,306,975	$ 46,396,156